Financial Instruments and Risk Management - Schedule of net monetary position in significant foreign currencies (Details) - Mar. 31, 2024 - Currency risk [Member]
€ in Thousands, kr in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands
	USD ($)	CAD ($)	EUR (€)	CHF (SFr)	SEK (kr)	ISK (kr)
US Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ (3,734)
Impact of 10% variance in foreign exchange rate	339
Canadian Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	387
Impact of 10% variance in foreign exchange rate		$ 26
Euro Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	179
Impact of 10% variance in foreign exchange rate | €			€ 18
Swiss Francs [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	51
Impact of 10% variance in foreign exchange rate | SFr				SFr 5
Swedish Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	(784)
Impact of 10% variance in foreign exchange rate | kr					kr 7
Icelandic Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 712
Impact of 10% variance in foreign exchange rate | kr						kr 0